Note 13 - Total Comprehensive Income/(Loss) - Other Comprehensive Income (Loss) (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Comprehensive Income (Loss), Foreign Currency Translation and Translation Adjustment, before Tax	$ (13,155)	$ (40,454)
Other Comprehensive Income (Loss), Foreign Currency Translation and Translation Adjustment, Tax	0	0
Other Comprehensive Income (Loss), Foreign Currency Translation and Translation Adjustment, Net of Tax	(13,155)	(40,454)
Other Comprehensive Income (Loss), Before Tax	(13,155)	(40,454)
Other Comprehensive Income (Loss), Tax	0	0
Other Comprehensive Income (Loss), Net of Tax	$ (13,155)	$ (40,454)